Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures
A summary of the Partnership's investments in and advances to equity accounted investees are as follows:

				As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	Newbuildings on order	2016 $	2015 $
Bahrain LNG Joint Venture (i)	30%	-	1	63,933	—
Yamal LNG Joint Venture (ii)	50%	-	6	152,702	99,886
BG Joint Venture (iii)	20%-30%	-	4	33,860	25,574
Exmar LPG Joint Venture (iv)	50%	19	4	167,763	166,430
Teekay LNG-Marubeni Joint Venture (v)	52%	6	-	299,601	294,433
Excalibur and Excelsior Joint Ventures (vi)	49%-50%	2	-	79,577	77,845
Angola Joint Venture (vii)	33%	4	-	65,644	58,170
RasGas 3 Joint Venture (viii)	40%	4	-	174,646	161,393
		35	15	1,037,726	883,731

(i)	Bahrain LNG Joint Venture
On December 2, 2015, the Partnership (30%) entered into a joint venture agreement with National Oil & Gas Authority (or Nogaholding) (30%), Gulf Investment Corporation (or GIC) (24%) and Samsung C&T (or Samsung) (16%) to form a joint venture, Bahrain LNG W.L.L. (or the Bahrain LNG Joint Venture), for the development of an LNG receiving and regasification terminal in Bahrain. The project will include an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing in early-2019. In addition, the Partnership will supply a floating storage unit (or FSU) in connection with this project, which will be modified from one of the Partnership’s nine MEGI LNG carrier newbuildings ordered from Daewoo Shipbuilding & Marine Engineering Co. (or DSME) (see Note 13a), through a 20-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2016, the Partnership had advanced $62.9 million (December 31, 2015 – $nil) to the Bahrain LNG Joint Venture. These advances bear interest at LIBOR plus 1.25% and as at December 31, 2016, the interest accrued on these advances was $0.1 million (December 31, 2015 – $nil). These amounts are included in the table above.

(ii)	Yamal LNG Joint Venture
On July 9, 2014, the Partnership entered into a 50/50 joint venture (or the Yamal LNG Joint Venture) with China LNG Shipping (Holdings) Limited and ordered six internationally-flagged icebreaker LNG carriers for a project located on the Yamal Peninsula in Northern Russia (or the Yamal LNG Project).
As at December 31, 2016, the Partnership had advanced $146.7 million to the Yamal LNG Joint Venture (December 31, 2015 – $96.9 million). The advances bear interest at LIBOR plus 3.00% compounded semi-annually. As of December 31, 2016, the interest accrued on these advances was $9.4 million (December 31, 2015 – $4.8 million). These amounts are included in the table above.

(iii)	BG Joint Venture
On June 27, 2014, the Partnership acquired from BG (which was subsequently acquired by Shell) its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric LNG carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for an estimated total fully built-up cost to the joint venture of approximately $1.0 billion. Through this transaction, the Partnership has a 30% ownership interest in two LNG carrier newbuildings and a 20% ownership interest in the remaining two LNG carrier newbuildings (or collectively, the BG Joint Venture). As compensation for Shell’s ownership interest in these four LNG carrier newbuildings, the Partnership assumed Shell’s obligation to provide the shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery date pursuant to a ship construction support agreement. The Partnership estimates it will incur approximately $36.9 million of costs to provide these services, of which Shell has agreed to pay a fixed amount of $20.3 million. The Partnership estimated that the fair value of the service obligation was $33.3 million and the fair value of the amount due from Shell was $16.5 million. As at December 31, 2016, the carrying value of the service obligation of $22.6 million (December 31, 2015 – $29.7 million) is included in both the current portion of in-process contracts and in-process contracts and the carrying value of the receivable from Shell of $10.9 million (December 31, 2015 – $16.5 million) is included in both accounts receivable and other assets in the Partnership’s consolidated balance sheets.
As at December 31, 2016, the excess of the carrying value of the Partnership's investment over the carrying value of the BG Joint Venture's net assets was $16.8 million (December 31, 2015 – $16.8 million). This basis difference has been allocated notionally to the ship construction support agreements and the time-charter contracts.
As at December 31, 2016, to fund its newbuilding installments, the BG Joint Venture has drawn $221.0 million (December 31, 2015 – $110.3 million) from its $787.0 million long-term debt facility and received $16.6 million of capital contributions from the Partnership (December 31, 2015 – $8.6 million), representing the Partnership’s proportionate share.

(iv)	Exmar LPG Joint Venture
The Partnership has a joint venture agreement with Exmar NV (or Exmar). In June 2015, Exmar LPG BVBA (or the Exmar LPG Joint Venture) completed a refinancing of its existing debt facility by entering into a $460.0 million long-term debt facility bearing interest at a rate of LIBOR plus 1.90%, maturing in 2021. The Partnership has guaranteed its 50% share of the secured loan facility in the Exmar LPG Joint Venture and, as a result, recorded a guarantee liability of $1.7 million. The carrying value of the guarantee liability as at December 31, 2016 was $1.3 million (December 31, 2015 – $1.5 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.
As at December 31, 2016, the Partnership had advanced $52.3 million (December 31, 2015 – $57.8 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at December 31, 2016, the interest accrued on these advances was $1.1 million (December 31, 2015 – $0.4 million). These amounts are included in the table above.
As at December 31, 2016, the excess of the carrying value of the Partnership's investment over the carrying value of the Exmar LPG Joint Venture's net assets was $30.2 million (December 31, 2015 – $36.4 million). The basis difference has been accounted for as an adjustment to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and recognition of goodwill in accordance with the finalized purchase price allocation.

(v)	Teekay LNG-Marubeni Joint Venture
The Partnership has a joint venture with Marubeni Corporation and the Partnership (or the Teekay LNG-Marubeni Joint Venture). Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and the Partnership, the Partnership accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method. From June to July 2013, the Teekay LNG Marubeni Joint Venture completed a refinancing of its short-term loan facilities by entering into separate long-term debt facilities totaling approximately $963 million. These debt facilities mature between 2017 and 2030 (see Note 19e). The Partnership has guaranteed its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and, as a result, recorded a guarantee liability of $0.7 million. The carrying value of the guarantee liability as at December 31, 2016 was $0.1 million (December 31, 2015 – $0.2 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(vi)	Excalibur and Excelsior Joint Ventures
The Partnership has joint ventures with Exmar (or the Excalibur Joint Venture and the Excelsior Joint Venture). In February 2015, the Excalibur and Excelsior Joint Ventures completed refinancing of their existing debt facilities by entering into a $172.8 million long-term debt facility bearing interest at a rate of LIBOR plus 2.75%, maturing in 2019. The Partnership has guaranteed its 50% share of the secured loan facilities of the Excalibur and Excelsior Joint Ventures and, as a result, recorded a guarantee liability of $0.4 million. The carrying value of the guarantee liability as of December 31, 2016 was $0.2 million (December 31, 2015 – $0.3 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

As at December 31, 2016, the excess of the carrying value of the Partnership's investment over the carrying value of the Excalibur and Excelsior Joint Venture's net assets was $37.2 million (December 31, 2015 – $38.6 million). The basis difference has substantially been accounted for as an increase to the carrying value of the vessels of the Excalibur and Excelsior Joint Ventures in accordance with the finalized purchase price allocation.

(vii)	Angola Joint Venture
The Partnership has a 33% ownership interest in a joint venture (or the Angola Joint Venture) that owns four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK Energy Transport (or NYK) (33%) and Mitsui & Co. Ltd. (34%).

(viii)	RasGas 3 Joint Venture
The Partnership has a 40% ownership interest in Teekay Nakilat (III) Corporation (or the RasGas 3 Joint Venture), and the remaining 60% is held by Qatar Gas Transport Company Ltd. (Nakilat).

b)
The RasGas 3 Joint Venture, the Excelsior Joint Venture, the Angola Joint Venture, the Yamal LNG Joint Venture, and the Bahrain LNG Joint Venture are considered variable interest entities; however, the Partnership is not the primary beneficiary and consolidation of these entities with the Partnership is not required. The Partnership’s maximum exposure to loss as a result of its investment in the RasGas 3 Joint Venture, the Excelsior Joint Venture, the Angola LNG Joint Venture, the Yamal LNG Joint Venture, and the Bahrain LNG Joint Venture is the amount it has invested and advanced in these joint ventures, which are $174.6 million, $50.3 million, $65.6 million, $152.7 million and $63.9 million, respectively, as at December 31, 2016. In addition, the Partnership guarantees its portion of the Excelsior Joint Venture’s debt of $45.0 million and the Angola Joint Ventures’ debt and swaps of $256.1 million and provides a guarantee against a charter termination. The carrying value of Angola Joint Venture's guarantee liability as of December 31, 2016 was $1.0 million (December 31, 2015 – $1.2 million) and is included as part of other liabilities in the Partnership’s consolidated balance sheets.

c)
The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG BVBA, the Excalibur and Excelsior Joint Ventures and the BG Joint Venture. The results include the Excalibur and Excelsior Joint Ventures, the RasGas 3 Joint Venture, the Angola Joint Venture, the Exmar LPG Joint Venture, the Teekay LNG-Marubeni Joint Venture, the BG Joint Venture from June 2014, the Yamal LNG Joint Venture from July 2014, and the Bahrain LNG Joint Venture from December 2015.

	As at December 31,
	2016 $	2015 $
Cash and restricted cash – current	388,007	281,943
Other assets – current	111,847	77,861
Vessels and equipment	2,837,870	2,343,397
Net investments in direct financing leases – non-current	1,776,954	1,813,991
Other assets – non-current	37,132	22,120
Current portion of long-term debt and obligations under capital lease	209,814	166,522
Other liabilities – current	102,385	97,405
Long-term debt and obligations under capital lease	3,233,425	2,787,055
Other liabilities – non-current	157,025	177,879

	Years ended December 31,
	2016 $	2015 $	2014 $
Voyage revenues	549,646	596,093	640,105
Income from vessel operations	268,049	302,731	398,836
Realized and unrealized loss on non-designated derivative instruments	(12,277)	(25,108)	(52,938)
Net income	167,052	203,280	267,990